First time adoption of IFRS - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 32,372	$ 42	$ 955	$ 955
Trade and other receivables	33,242	53
Prepayments and other current assets	1,560	201	340
Total current assets	88,936	296	1,295
Non-current assets
Investments		268,909	265,156
Prepayments and other non-current assets		986	187
Total non-current assets	1,216,967	269,895	265,343
Total assets			266,638
Current liabilities
Trade and other payables			604
Other financial liabilities			604
Deferred liabilities	500	7,239
Deferred underwriting discount	7,280
Total current liabilities			604
Non-current liabilities
Derivative financial liability		264,477	8,440
Total non-current liabilities	1,037,876	290,152
Total liabilities			262,574
Net assets	5	1
Class A ordinary shares subject to possible redemption,		1
Equity
Ordinary shares		(19,961)	1
Additional paid-in capital			24
(Accumulated deficit) / retained earnings			4,039
Total equity	$ 268,027	(19,961)	4,064	$ 4,064
Total liabilities, class A ordinary shares subject to possible redemption, and equity			266,638
US GAAP
Current assets
Cash and cash equivalents		42	955
Trade and other receivables		53
Prepayments and other current assets		201	340
Total current assets		296	1,295
Non-current assets
Investments		268,909	265,156
Prepayments and other non-current assets		986	187
Total non-current assets		269,895	265,343
Total assets			266,638
Current liabilities
Trade and other payables		786	604
Other financial liabilities		7,239
Deferred liabilities		9,280
Deferred underwriting discount		18,232
Total current liabilities			604
Non-current liabilities
Derivative financial liability			8,440
Other financial liabilities		7,443
Deferred underwriting discount			9,280
Total non-current liabilities		25,675	17,720
Total liabilities			18,324
Net assets			248,314
Class A ordinary shares subject to possible redemption,		1	265,148
Equity
Ordinary shares		(24,393)	1
(Accumulated deficit) / retained earnings			(16,835)
Total equity			(16,834)
Total liabilities, class A ordinary shares subject to possible redemption, and equity			266,638
Effect of transition to IFRS
Current liabilities
Loans and borrowings		16,519
Other financial liabilities		(7,239)
Deferred liabilities		(9,280)
Non-current liabilities
Derivative financial liability		264,477
Other financial liabilities		264,477	253,530
Deferred underwriting discount			(9,280)
Total non-current liabilities		264,477	244,250
Total liabilities			244,250
Net assets			(244,250)
Class A ordinary shares subject to possible redemption,			(265,148)
Equity
Ordinary shares		$ 4,432
Additional paid-in capital			24
(Accumulated deficit) / retained earnings			20,874
Total equity			$ 20,898